Acquisitions and Divestitures - Additional Information - 2013 Activity - Gulf of Mexico Shelf Divestiture (Detail) - USD ($)		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill impairment charges		$ 163,000,000	$ 347,000,000	$ 0
Fieldwood Energy LLC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of operations	$ 3,700,000,000
Liabilities assumed	$ 1,500,000,000
Percentage of ownership interest in assets	50.00%
Effective date of the transaction		Jul. 01, 2013
Loss on sale of oil and gas property	$ 1,600,000,000
Goodwill impairment charges	$ 632,000,000